Financial Assets at FVPL (Tables)	12 Months Ended
Dec. 31, 2022
Financial assets at fair value through profit or loss [abstract]
Summary of Financial Assets at FVPL	As at December 31, 2022 and 2021, this account consists of:

	2022	2021
		(in million pesos)
Club shares and others	432	339
Phunware	—	—
	432	339